Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	31,891,652
Proposed Maximum Offering Price per Unit	18.65
Maximum Aggregate Offering Price	$ 594,779,309.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,139.02
Offering Note	Estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee, based on the average of the high and low sales prices of the Class A common stock, par value $0.01 per share ("Class A Common Stock"), of HMH Holding Inc. as reported on The Nasdaq Global Select Market on September 23, 2026. Represents shares of Class A Common Stock that may be sold by the selling stockholders identified in this Registration Statement on Form S-1.